COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES.
COMMITMENTS AND CONTINGENCIES

NOTE 11 — COMMITMENTS AND CONTINGENCIES

On May 4, 2016, the Board of Directors expanded its membership from three to five members and appointed Mr. Scott Chandler and Mr. James Sinclair to fill the vacancies created by the increase.  In connection with their appointment to the Board, Mr. Chandler and Mr. Sinclair were each granted 25,000 shares of the Company’s common stock (Note 8) and options to purchase an additional 25,000 shares of common stock, which options are exercisable at a price of $1.10 per share until December 31, 2022 (Note 9). Each individual receives a quarterly director fee in the amount of $3,000.

On June 15, 2016 the Company entered into a consulting services agreement whereby the Company receives investor relation services in exchange for $6,000 per month and 100,000 shares of the Company’s common stock, which is to be issued monthly at a rate of 8,333 shares per month as long as the agreement remains in effect.

NOTE 11—COMMITMENTS AND CONTINGENCIES

Operating leases and agreements

        PetroShare leases its office facilities under a three-year non-cancelable operating lease agreement expiring in June 2016. The following is a schedule by year of future minimum rental payments required under the operating lease agreement:

Year ending December 31,	Amount
2016	12,810

$12,810

        Lease expense totaled $25,518 and $23,563 for the years ended December 31, 2015 and December 31, 2014 respectively.

Employment agreements

        On March 1, 2013, PetroShare executed an employment agreement with Frederick J. Witsell, PetroShare's President. The one-year agreement provided for an annual salary of $150,000 and could be terminated by PetroShare at any time with cause or with 30-days' notice without cause in which latter case all consideration due under the agreement was payable immediately upon termination. Pursuant to the terms of the agreement, Mr. Witsell's employment was to continue after the initial term on a year-to-year basis unless terminated pursuant to the terms of the contract.

        On November 1, 2013, PetroShare executed an employment agreement with Stephen J. Foley, PetroShare's Chief Executive Officer. The one-year agreement provided for an annual salary of $150,000 and could be terminated by PetroShare at any time with cause or with 30-days' notice without cause in which latter case the Company was obligated to pay severance payments equal to twelve months of base salary from the date of termination. Pursuant to the terms of the agreement, Mr. Foley's employment was to continue after the initial term on a year-to-year basis unless terminated pursuant to the terms of the contract.

        Effective March 1, 2016, the Company entered into amended and restated employment agreements with Messrs. Foley and Witsell. (See Note 12)